Schedule of Investments - September 30, 2023
Hotchkis & Wiley Large Cap Value Fund (Unaudited)

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COMMON STOCKS - 99.59%	Held		Value
COMMUNICATION SERVICES - 7.10%
Entertainment - 1.26%
Warner Bros. Discovery, Inc. (a)		418,300	$4,542,738

Interactive Media & Services - 2.05%
Alphabet, Inc. (a)		56,700	7,419,762

Media - 2.85%
Comcast Corp.		196,900	8,730,546
Paramount Global		124,000	1,599,600
			10,330,146
Wireless Telecommunication Services - 0.94%
Vodafone Group PLC - ADR		357,044	3,384,777
TOTAL COMMUNICATION SERVICES			25,677,423

CONSUMER DISCRETIONARY - 5.12%
Automobile Components - 2.64%
Adient PLC (a)		39,291	1,441,980
Magna International, Inc.		151,100	8,100,471
			9,542,451
Automobiles - 2.48%
General Motors Company		272,600	8,987,622
TOTAL CONSUMER DISCRETIONARY			18,530,073

CONSUMER STAPLES - 1.62%
Personal Care Products - 1.62%
Unilever PLC - ADR		119,100	5,883,540
TOTAL CONSUMER STAPLES			5,883,540

ENERGY - 14.16%
Energy Equipment & Services - 3.22%
Halliburton Company		71,100	2,879,550
NOV, Inc.		419,400	8,765,460
			11,645,010
Oil, Gas & Consumable Fuels - 10.94%
APA Corp.		317,000	13,028,700
Marathon Oil Corp.		298,700	7,990,225
Murphy Oil Corp.		49,270	2,234,394
Ovintiv, Inc.		93,780	4,461,115
Shell PLC - ADR		122,372	7,878,309
Suncor Energy, Inc.		116,300	3,998,394
			39,591,137
TOTAL ENERGY			51,236,147

FINANCIALS - 30.52%
Banks - 13.06%
Bank of America Corp.		65,400	1,790,652
Citigroup, Inc.		334,888	13,773,944
Citizens Financial Group, Inc.		290,900	7,796,120
U.S. Bancorp		299,700	9,908,082
Wells Fargo & Company		342,263	13,984,866
			47,253,664
Capital Markets - 6.44%
The Bank of New York Mellon Corp.		199,800	8,521,470
The Goldman Sachs Group, Inc.		26,400	8,542,248
State Street Corp.		93,400	6,254,064
			23,317,782
Consumer Finance - 0.97%
Capital One Financial Corp.		17,600	1,708,080
Discover Financial Services		20,700	1,793,241
			3,501,321
Financial Services - 3.62%
Equitable Holdings, Inc.		61,500	1,745,985
Euronet Worldwide, Inc. (a)		54,400	4,318,272
Fidelity National Information Services, Inc.		127,500	7,046,925
			13,111,182
Insurance - 6.43%
American International Group, Inc.		244,900	14,840,940
Corebridge Financial, Inc.		86,700	1,712,325
The Hartford Financial Services Group, Inc.		94,400	6,693,904
			23,247,169
TOTAL FINANCIALS			110,431,118

HEALTH CARE - 13.90%
Health Care Equipment & Supplies - 4.33%
GE HealthCare Technologies, Inc.		85,362	5,808,030
Medtronic PLC		88,700	6,950,532
Zimmer Biomet Holdings, Inc.		25,800	2,895,276
			15,653,838
Health Care Providers & Services - 8.43%
The Cigna Group		14,300	4,090,801
CVS Health Corp.		124,030	8,659,775
Elevance Health, Inc.		29,700	12,931,974
HCA Healthcare, Inc.		19,600	4,821,208
			30,503,758
Pharmaceuticals - 1.14%
GSK PLC - ADR		53,340	1,933,575
Sanofi - ADR		40,900	2,193,876
			4,127,451
TOTAL HEALTH CARE			50,285,047

INDUSTRIALS - 10.15%
Aerospace & Defense - 1.29%
General Dynamics Corp.		8,500	1,878,245
Huntington Ingalls Industries, Inc.		13,700	2,802,746
			4,680,991
Air Freight & Logistics - 2.10%
FedEx Corp.		28,600	7,576,712

Industrial Conglomerates - 2.22%
General Electric Company		72,687	8,035,548

Machinery - 4.54%
CNH Industrial NV		294,000	3,557,400
Cummins, Inc.		26,800	6,122,728
PACCAR, Inc.		44,150	3,753,633
Stanley Black & Decker, Inc.		35,900	3,000,522
			16,434,283
TOTAL INDUSTRIALS			36,727,534

INFORMATION TECHNOLOGY - 13.12%
Communications Equipment - 6.95%
F5, Inc. (a)		92,900	14,969,906
Telefonaktiebolaget LM Ericsson - ADR (l)		2,096,500	10,188,990
			25,158,896
Electronic Equipment, Instruments & Components - 2.14%
Corning, Inc.		111,600	3,400,452
TE Connectivity Ltd.		35,100	4,335,903
			7,736,355
IT Services - 0.50%
Amdocs Ltd.		21,500	1,816,535

Software - 3.53%
Microsoft Corp.		30,400	9,598,800
Oracle Corp.		29,980	3,175,482
			12,774,282
TOTAL INFORMATION TECHNOLOGY			47,486,068

MATERIALS - 2.04%
Chemicals - 1.55%
Olin Corp.		112,000	5,597,760

Containers & Packaging - 0.49%
International Paper Company		50,000	1,773,500
TOTAL MATERIALS			7,371,260

UTILITIES - 1.86%
Electric Utilities - 1.86%
PPL Corp.		285,400	6,724,024
TOTAL UTILITIES			6,724,024

Total common stocks (Cost $326,002,034)			360,352,234

Total long-term investments (Cost $326,002,034)			360,352,234

COLLATERAL FOR SECURITIES ON LOAN - 2.17%
Money Market Funds - 2.17%
Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class, 5.26%^		7,861,875	7,861,875
Total collateral for securities on loan (Cost $7,861,875)			7,861,875

	Principal
SHORT-TERM INVESTMENTS - 0.34%	Amount
Time Deposits - 0.34%
Skandinaviska Enskilda Banken, 4.68%, 10/02/2023*		$1,246,957	1,246,957
Skandinaviska Enskilda Banken, 2.81%, 10/02/2023*	EUR	17	18
Total short-term investments (Cost $1,246,974)			1,246,975

Total investments - 102.10% (Cost $335,110,883)			369,461,084

Liabilities in excess of other assets - (2.10)%			(7,619,288)

Net assets - 100.00%			$361,841,796

(a)	- Non-income producing security.
(l)
- All or a portion of this security is on loan. The total market value of securities on loan was $7,531,676. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

ADR	- American Depositary Receipt
EUR	- Euro
^	- Rate shown is the 7-day yield as of September 30, 2023.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Equity securities traded on a national stock exchange or Nasdaq Global Markets, Nasdaq Select Market and the Nasdaq Capital Markets (together, “Nasdaq”) are valued at the last reported sale price or Nasdaq Official Closing Price, as applicable, on that day, or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or Nasdaq. Over-the-counter securities not traded on Nasdaq are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund’s net asset value. Any Fund assets or liabilities initially valued in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing foreign currency exchange market rates as provided by an independent and qualified pricing source approved by the valuation designee (“Pricing Service”).

The Trust’s Board of Trustees (the “Board”) has designated Hotchkis & Wiley Capital Management, LLC (the “Advisor”) as the Fund’s “valuation designee” to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. The Advisor, as the Fund’s valuation designee, has established procedures for its fair valuation of the Fund’s portfolio investments, which address, among other things, determining when market quotations are not readily available or reliable and certain methodologies for the fair valuation of such portfolio investments, as well as the use and oversight of Pricing Services.

Fixed-income securities are generally valued at their evaluated mean prices provided by Pricing Services. Pricing Services generally provide an evaluated price that takes into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, and may provide a price determined by a matrix pricing method or other analytical pricing models. If valuations from the Pricing Services are unavailable or deemed unreliable, the fixed-income security shall be priced according to the average of the bid and ask prices of broker quotes (or a single broker quote) for such security or the last sale price reported on FINRA’s Trade Reporting and Compliance Engine (“TRACE”) (excluding cross and retail trades).

For portfolio holdings which trade in markets that close prior to the close of trading on the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), the Fund generally utilizes a Pricing Service’s fair value price which is designed to capture events occurring after a foreign exchange closes that may affect the value of certain portfolio holdings traded on those foreign exchanges. When this fair value pricing is employed, the value of the portfolio holdings used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of September 30, 2023:

Level 1 --- Quoted prices in an active market:
Common Stocks	$360,352,234
Money Market Funds	7,861,875
Level 2 --- Other significant observable market inputs:
Time Deposits	1,246,975
Level 3 --- Significant unobservable inputs	-

Total Investments	$369,461,084